Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Compensation
Summary of share options activities

			Weighted
		Weighted	Average
	Number of	Average Exercise	Remaining	Aggregate
	options	Price	Contractual Life	Intrinsic Value
	(in thousands)	US$		(US$ in
				thousands)
Outstanding as of January 1, 2021	35,860	0.84	7.33	339,953
Granted	1,846	2.14
Exercised	(15,568)	0.40
Forfeited	(954)	4.49
Outstanding as of December 31, 2021	21,184	1.10	6.39	211,515

Outstanding as of January 1, 2022	21,184	1.10	6.39	211,515
Granted	—	—
Exercised	(14,289)	0.32
Forfeited	(857)	2.89
Outstanding as of December 31, 2022	6,038	2.68	6.08	6,838

Outstanding as of January 1, 2023	6,038	2.68	6.08	6,838
Granted	—	—
Exercised	(1,888)	0.37
Forfeited	(314)	1.37
Outstanding as of December 31, 2023	3,836	3.88	5.44	992

Exercisable as of December 31, 2023	3,370	4.18	5.23	216

Summary of restricted shares activities

		Weighted Average
	Number of	Grant Date
	Restricted shares	Fair Value
	(in thousands)	US$
Unvested as of January 1, 2021	91	2.90
Granted	1,598	22.49
Vested	(81)	2.86
Forfeited	(127)	24.10
Unvested as of December 31, 2021	1,481	22.22

Unvested as of January 1, 2022	1,481	22.22
Granted	20,116	4.11
Vested	(738)	12.90
Forfeited	(1,543)	9.33
Unvested as of December 31, 2022	19,316	4.75

Unvested as of January 1, 2023	19,316	4.75
Granted	11,747	2.55
Vested	(3,012)	4.46
Forfeited	(5,513)	3.66
Unvested as of December 31, 2023	22,538	3.91

Schedule of key assumptions to determine the fair value of the share options

For the Year Ended December 31,
2021
Fair value per share (US$)	$25.02
Risk-free interest rate	1.44%
Expected volatility	54.85%-55.51%
Expected term (in years)	10
Dividend yield	0.00%